Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Profit (loss)	€ 249.8	€ 181.0	€ 225.1
Profit (loss), attributable to owners of parent	249.8	181.0	225.2
adjustments for share based payments including employer tax	8.6	5.8	12.1
Taxation	71.2	55.7	70.4
Net financing costs	54.4	106.0	63.7
Depreciation and amortization	88.6	71.6	67.6
Exceptional items	48.7	45.3	20.6
Other add-backs			19.4
Material reconciling items
Disclosure of operating segments [line items]
Acquisition purchase price adjustments	0.0	8.4	0.0
Exceptional items	48.7	45.3	20.6
Other add-backs	11.7	18.7
Adjusted EBITDA	€ 524.4	€ 486.7	€ 466.8